Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Gross carrying value	¥ 2,127,848		¥ 2,321,481
Accumulated amortization and impairment	(1,386,190)		(875,586)
Net carrying value	741,658	$ 106,533	1,445,895
Intellectual Property Rights
Finite Lived Intangible Assets [Line Items]
Gross carrying value	479,276		442,580
Accumulated amortization and impairment	(190,086)		(119,152)
Net carrying value	289,190	41,540	323,428
Traffic Acquisition Agreement
Finite Lived Intangible Assets [Line Items]
Gross carrying value	546,150		546,150
Accumulated amortization and impairment	(546,150)		(102,403)
Net carrying value	0	0	443,747
Published Mobile Games
Finite Lived Intangible Assets [Line Items]
Gross carrying value	457,753		373,702
Accumulated amortization and impairment	(316,671)		(84,325)
Net carrying value	141,082	20,265	289,377
Trademarks
Finite Lived Intangible Assets [Line Items]
Gross carrying value	204,563		198,492
Accumulated amortization and impairment	(143,620)		(102,947)
Net carrying value	60,943	8,754	95,545
User List
Finite Lived Intangible Assets [Line Items]
Gross carrying value	3,396		151,896
Accumulated amortization and impairment	(849)		(148,670)
Net carrying value	2,547	366	3,226
Online Literature
Finite Lived Intangible Assets [Line Items]
Gross carrying value	162,610		140,807
Accumulated amortization and impairment	(40,014)		(18,803)
Net carrying value	122,596	17,610	122,004
Domain Names
Finite Lived Intangible Assets [Line Items]
Gross carrying value	140,631		140,608
Accumulated amortization and impairment	(99,145)		(85,042)
Net carrying value	41,486	5,959	55,566
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross carrying value			119,700
Accumulated amortization and impairment			(119,700)
Net carrying value			0
Technology
Finite Lived Intangible Assets [Line Items]
Gross carrying value	101,730		101,730
Accumulated amortization and impairment	(29,650)		(9,304)
Net carrying value	72,080	10,354	92,426
Others
Finite Lived Intangible Assets [Line Items]
Gross carrying value	31,739		105,816
Accumulated amortization and impairment	(20,005)		(85,240)
Net carrying value	¥ 11,734	$ 1,685	¥ 20,576